Promissory Notes (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Debt Disclosure [Abstract]
Schedule of Notes Payable

The following tables shows the balance of the notes payable as of March 31, 2021 and December 31, 2020:

Balance as at December 31, 2019	$267,881
Reclassification	99,177
Balance as at December 31, 2020	$367,058
Repayment	(53,847)
Balance as at March 31, 2021	$313,211

The following tables shows the balance of the notes payable as of December 31, 2020 and 2019:

Balance as at December 31, 2018	$287,425
Payment	(19,544)
Balance as at December 31, 2019	$267,881
Reclassification	99,177
Balance as at December 31, 2020	$367,058

Schedule of Secured Notes Payable

The amounts repayable under promissory notes and secured promissory notes at March 31, 2021 and December 31, 2020:

	March 31, 2021	December 31, 2020
Balance owing	$313,211	$367,058
Less amounts due within one year	(313,211)	(367,058)
Long-term portion	$-	$-

The amounts repayable under promissory notes and secured promissory notes at December 31, 2020 and 2019 are as follows:

	2020	2019
Balance owing	$367,058	$267,881
Less amounts due within one year	(367,058)	(267,881)
Long-term portion	$-	$-